Morgan Stanley Dean Witter Municipal Income              Two World Trade Center,
Opportunities Trust                                     New York, New York 10048
Letter to the Shareholders November 30, 1999


DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. As a result, the fixed-income markets anticipated that the Federal Reserve Board would blunt the risk of inflation by taking back the liquidity it provided during last year's international economic crises. Between June and November 1999, the Fed changed monetary policy and, in three separate moves, raised the federal-funds rate a total of 75 basis points, to 5.50 percent. By the end of November, long-term interest rates had risen to levels last seen more than two years ago.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields began 1999 near a record low of 5.00 percent. By the end of November, this index yield had increased 100 basis points, to 6.00 percent. Since the prices of bonds move inversely to changes in interest rates, higher yields have led to significantly lower bond prices. The increase in the index yield translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but later gave ground. The ratio of long-term municipal yields to 30-year Treasury yields declined from 99 percent at the end of 1998 to 91 percent in May 1999 then reversed itself by rising to 95 percent by the end of November. A declining ratio means municipals have outperformed Treasuries, while a rising ratio indicates underperformance by municipals. Over the past five years the ratio has ranged from a high of 99 percent to a low of 82 percent.

Higher interest rates slowed municipal underwriting in 1999. New-issue volume declined 20 percent in the first 11 months. Refunding activity, the most interest-rate-sensitive component of supply, dropped 50 percent.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Letter to the Shareholders November 30, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                         30-YEAR BOND YIELDS 1994-1999

           AAA                                       AAA
  Date     Ins     Tsy  % Relationship      Date     Ins    Tsy   % Relationship

12/31/93   5.40%  6.34%     85.17%        12/31/96   5.60   6.63     84.46%
01/31/94   5.40   6.24      86.54%        01/31/97   5.70   6.79     83.95%
02/28/94   5.80   6.66      87.09%        02/28/97   5.65   6.80     83.09%
03/31/94   6.40   7.09      90.27%        03/31/97   5.90   7.10     83.10%
04/29/94   6.35   7.32      86.75%        04/30/97   5.75   6.94     82.85%
05/31/94   6.25   7.43      84.12%        05/30/97   5.65   6.91     81.77%
06/30/94   6.50   7.61      85.41%        06/30/97   5.60   6.78     82.60%
07/29/94   6.25   7.39      84.57%        07/30/97   5.30   6.30     84.13%
08/31/94   6.30   7.45      84.56%        08/31/97   5.50   6.61     83.21%
09/30/94   6.55   7.81      83.87%        09/30/97   5.40   6.40     84.38%
10/31/94   6.75   7.96      84.80%        10/31/97   5.35   6.15     86.99%
11/30/94   7.00   8.00      87.50%        11/30/97   5.30   6.05     87.60%
12/30/94   6.75   7.88      85.66%        12/31/97   5.15   5.92     86.99%
01/31/95   6.40   7.70      83.12%        01/31/98   5.15   5.80     88.79%
02/28/95   6.15   7.44      82.66%        02/28/98   5.20   5.92     87.84%
03/31/95   6.15   7.43      82.77%        03/31/98   5.25   5.93     88.53%
04/28/95   6.20   7.34      84.47%        04/30/98   5.35   5.95     89.92%
05/31/95   5.80   6.66      87.09%        05/29/98   5.20   5.80     89.66%
06/30/95   6.10   6.62      92.15%        06/30/98   5.20   5.65     92.04%
07/31/95   6.10   6.86      88.92%        07/31/98   5.18   5.71     90.72%
08/31/95   6.00   6.66      90.09%        08/31/98   5.03   5.27     95.45%
09/29/95   5.95   6.48      91.82%        09/30/98   4.95   5.00     99.00%
10/31/95   5.75   6.33      90.84%        10/31/98   5.05   5.16     97.87%
11/30/95   5.50   6.14      89.58%        11/30/98   5.00   5.06     98.81%
12/29/95   5.35   5.94      90.07%        12/31/98   5.05   5.10     99.02%
01/31/96   5.40   6.03      89.55%        01/31/99   5.00   5.09     98.23%
02/29/96   5.60   6.46      86.69%        02/28/99   5.10   5.58     91.40%
03/29/96   5.85   6.66      87.84%        03/31/99   5.15   5.63     91.47%
04/30/96   5.95   6.89      86.36%        04/30/99   5.20   5.66     91.87%
05/31/96   6.05   6.99      86.55%        05/31/99   5.30   5.83     90.91%
06/28/96   5.90   6.89      85.63%        06/30/99   5.47   5.96     91.78%
07/31/96   5.85   6.97      83.93%        07/31/99   5.55   6.10     90.98%
08/30/96   5.90   7.11      82.98%        08/31/99   5.75   6.06     94.88%
09/30/96   5.70   6.93      82.25%        09/30/99   5.85   6.05     96.69%
10/31/96   5.65   6.64      85.09%        10/31/99   6.03   6.16     97.89%
11/29/96   5.50   6.35      86.61%        11/30/99   6.00   6.29     95.39%

Source: Municipal Market Data-A Division of Thomson Financial Municipal
        Group and Bloomberg L.P.

PERFORMANCE

In this rising interest rate environment, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust (OIA) declined from $8.69 to $8.23 per share during the six-month period ended November 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.31 per share, the Fund's total NAV return was -1.90 percent. OIA's value on the New York Stock Exchange (NYSE) fell from $9.4375 to $8.1875 per share during the same period. Based on this change plus reinvestment of dividends, OIA's total market return was -10.24 percent.

Monthly dividends for the fourth quarter of 1999 were declared in September. Beginning with the October payment, the dividend was increased from $0.050 to $0.0525 per share. The new dividend rate reflects the Fund's estimated earnings over the next 6-12 months and its $0.166 per share cushion of undistributed net investment income on November 30, 1999.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Letter to the Shareholders November 30, 1999, continued

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 14 long-term sectors and 66 credits. At the end of November, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 8.7 years. Nonrated securities comprise more than half of OIA's assets. All credits are currently accruing interest. However, two other issuers, representing 4 percent of net assets, were accruing income but may have difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year and their respective cost
(book) yields are also charted.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. These moves confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further and influence the level of long-term rates. However, we believe municipal bonds continue to offer tax conscious investors good long-term value relative to Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

In conclusion, we would like to take this opportunity to notify shareholders that in July 1999 Julie C. Morrone was named co-manager of the Fund. Ms. Morrone joined Morgan Stanley Dean Witter Advisors in 1993, where she has worked as a senior municipal analyst for the Fund's management team.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust and look forward to continuing to serve your investment needs.

Very truly yours,




/s/ CHARLES A. FIUMEFREDDO                   /s/ MITCHELL M. MERIN
--------------------------                   ---------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Letter to the Shareholders November 30, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


LARGEST SECTORS as of November 30, 1999
(% of Net Assets)

IDR/PCR*                  18%
Mortgage                  17%
Nursing & Health          17%
Retirement & Life Care    10%
Hospital                   9%
Recreational Facilities    7%
Transportation             6%
Tax Allocation             4%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

CREDIT RATING as of November 30, 1999
(% of Total Long-Term Portfolio)

Baa or BBB             12%
NR                     60%
Aaa or AAA             13%
Aa or AA               10%
A or A                  5%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. Portfolio Structure is subject to change.


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                November 30, 1999

   Alabama .......................      0.9%
   Alaska ........................      2.1
   Arkansas ......................      1.0
   California ....................      5.2
   Colorado ......................      3.5
   Connecticut ...................      1.1
   District of Columbia ..........      0.3
   Florida .......................      8.4
   Illinois ......................      5.7
   Iowa ..........................      0.9
   Kentucky ......................      2.4


   Louisiana .....................      0.9 %
   Massachusetts .................      6.8
   Michigan ......................      6.3
   Minnesota .....................      4.5
   Missouri ......................      4.2
   New Hampshire .................      6.3
   New Jersey ....................      3.6
   New York ......................      6.9
   Ohio ..........................      3.3
   Oklahoma ......................      2.9
   Pennsylvania ..................      3.9


   South Carolina ................      3.2 %
   Tennessee .....................      1.4
   Texas .........................      2.8
   Utah ..........................      2.5
   Vermont .......................      1.2
   Virginia ......................      6.2
   West Virginia .................      1.2
   Joint Exemption* ..............     (0.3)
                                       ----
   Total .........................     99.3 %
                                       ====

* Joint exemptions have been included in each geographic location. Portfolio structure is subject to change.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Letter to the Shareholders November 30, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                               NOVEMBER 30, 1999

          PERCENT CALLABLE*                      COST(BOOK) YIELD**

          2000        12%                        2000       9.9%
          2001         1%                        2001       9.4%
          2002         2%                        2002       6.6%
          2003         8%                        2003       7.0%
          2004         7%                        2004       9.3%
          2005         9%                        2005       6.8%
          2006         9%                        2006       6.7%
          2007         6%                        2007       5.8%
          2008        14%                        2008       6.1%
          2009        13%                        2009       6.3%
          2010+       19%                        2010+      8.6%

          YEARS BONDS CALLABLE
          WEIGHTED AVERAGE                       WEIGHTED AVERAGE
          CALL PROTECTION: 8 YEARS               BOOK YIELD: 7.5%


*   % Based on Long-Term Portfolio.
** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before Fund operating expenses. For example, the Fund earned a book yield of 7% on 8% of the long-term portfolio that is callable in 2003.

    Portfolio structure is subject to change.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Portfolio of Investments November 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                       COUPON    MATURITY
 THOUSANDS                                                                                         RATE       DATE          VALUE
-----------                                                                                     ---------- ---------- --------------

            TAX-EXEMPT MUNICIPAL BONDS (97.5%)
            General Obligation (1.2%)
 $   2,000  New York City, New York, 1994 Ser D ................................................   5.75%     08/15/10   $ 2,039,700
 ---------                                                                                                              ------------
            Educational Facilities Revenue (2.6%)
     1,600  ABAG Finance Authority for Nonprofit Corporations, California, National
              Center for International Schools COPs ............................................   7.50      05/01/11     1,683,328
     1,000  Massachusetts Health & Educational Facilities Authority, The Learning
              Center for Deaf Children Ser C ...................................................   6.125     07/01/29       890,120
     1,000  New Jersey Educational Facilities Authority, Fairleigh Dickinson University
              1998 Ser G .......................................................................   5.70      07/01/28       902,600
     1,000  New York State Dormitory Authority, State University 1993 Ser A ....................   5.25      05/15/15       949,220
 ---------                                                                                                              ------------
     4,600                                                                                                                4,425,268
 ---------                                                                                                              ------------
            Electric Revenue (3.2%)
     1,500  Alaska Industrial Development & Export Authority, Snettisham Hydroelectric
              1st Ser (AMT) (AMBAC) ............................................................   5.00      01/01/27     1,258,275
     5,000  Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)** ................   5.00      07/01/21     4,333,750
 ---------                                                                                                              ------------
     6,500                                                                                                                5,592,025
 ---------                                                                                                               -----------
            Hospital Revenue (8.6%)
     2,000  Baxter County, Arkansas, Baxter County Regional Hospital Impr & Refg
              Ser 1999 B .......................................................................   5.625     09/01/28     1,703,600
     2,000  Kentucky Economic Development Finance Authority, Appalachian Regional
              Healthcare Inc Refg & Impr Ser 1997 ..............................................   5.875     10/01/22     1,617,440
            Massachusetts Health & Educational Facilities Authority,
     2,000    Dana Farber Cancer Institute Ser G-1 .............................................   6.25      12/01/14     2,030,140
     3,000    Dana Farber Cancer Institute Ser G-1 .............................................   6.25      12/01/22     2,967,540
     1,250  New Hampshire Higher Educational & Health Facilities Authority, Littleton
              Hospital Assn Ser 1998 A .........................................................   6.00      05/01/28     1,074,825
     2,000  New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical
              Center Ser 1994 ..................................................................   7.25      07/01/27     1,927,260
     1,250  Cuyahoga County, Ohio, Cleveland Clinic Foundation Ser 1999 B ......................   5.25      01/01/15     1,177,838
     3,000  Metropolitan Government of Nashville & Davidson County, Health &
              Educational Facilites Board, Tennessee, Baptist Hospital Ser 1998 A (MBIA) .......   4.875     11/01/28     2,479,170
 ---------                                                                                                              ------------
    16,500                                                                                                               14,977,813
 ---------                                                                                                              ------------
            Industrial Development/Pollution Control Revenue (17.8%)
       460  Metropolitan Washington Airports Authority, District of Columbia & Virginia,
              CaterAir International Corp Ser 1991 (AMT)++ .....................................  10.125     09/01/11       462,571
     2,350  Chicago, Illinois, Chicago O'Hare Int'l Airport/United Airlines Inc Ser 1999 A .....   5.35      09/01/16     2,047,109
     1,500  Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT) ...................................   6.00      06/01/27     1,494,990
     3,000  Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 ...........   5.875     08/01/08     2,911,620
     3,650  Detroit Economic Development Corporation, Michigan, North Industrial
              Park LP Ser 1989 .................................................................  11.375     02/15/14     3,719,642
     1,290  Michigan Strategic Fund, Kasle Steel Corp Ser 1989 (AMT) ...........................   9.375     10/01/06     1,309,948
     2,000  Dayton, Ohio, Emery Air Freight Corp Ser 1998 A ....................................   5.625     02/01/18     1,790,280
       850  Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass
              Container Corp Ser 1989 B (AMT) ..................................................  10.25      12/01/08       860,345


                        See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Portfolio of Investments November 30, 1999 (unaudited), continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE          VALUE
-----------                                                                               ---------- ---------- ---------------

 $   2,000  Beaver County Industrial Development Authority, Pennsylvania, Toledo
              Edison Co Collateralized Ser 1995 B .........................................  7.75%     05/01/20   $  2,153,260
            Lexington County, South Carolina,
     1,415    Ellett Brothers Inc Refg Ser 1988 ...........................................  7.50      09/01/02      1,406,439
     4,250    Ellett Brothers Inc Refg Ser 1988 ...........................................  7.50      09/01/08      4,177,069
            Pittsylvania County Industrial Development Authority, Virginia,
     4,500    Multi-Trade of Pittsylvania County Ser 1994 A (AMT) .........................  7.45      01/01/09      4,720,859
     1,500    Multi-Trade of Pittsylvania County Ser 1994 A (AMT) .........................  7.50      01/01/14      1,579,545
     2,000  Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT) .............  7.00      07/15/25      2,093,380
 ---------                                                                                                        ------------
    30,765                                                                                                          30,727,057
 ---------                                                                                                        ------------
            Mortgage Revenue - Multi-Family (6.1%)
            Washington County Housing & Redevelopment Authority, Minnesota,
     3,885    Courtly Park Ser 1989 A .....................................................  9.75      06/15/19      3,091,139
     1,165    Courtly Park Ser 1989 A (AMT) ............................................... 10.25      06/15/19        927,247
    24,080    Courtly Park Ser 1989 B .....................................................  0.00      06/15/19        240,800
     8,678    Courtly Park Ser 1989 B (AMT) ...............................................  0.00      06/15/19         86,779
            White Bear Lake, Minnesota,
     3,715    White Bear Woods Apts Phase II Refg 1989 Ser A ..............................  9.75      06/15/19      3,322,881
    21,210    White Bear Woods Apts Phase II Refg 1989 Ser B ..............................  0.00      06/15/19        212,107
     3,000  Brookhaven Industrial Development Agency, New York, Woodcrest Estates
              Ser 1998 A (AMT) ............................................................  6.375     12/01/37      2,665,950
 ---------                                                                                                        ------------
    65,733                                                                                                          10,546,903
 ---------                                                                                                        ------------
            Mortgage Revenue - Single Family (11.3%)
     2,500  Alaska Housing Finance Corporation, 1997 Ser A (MBIA)** .......................  6.00      06/01/27      2,427,975
     3,000  Colorado Housing Finance Authority, Ser 1998 D-2 (AMT) ........................  6.35      11/01/29      3,013,470
        85  Broward County Housing Finance Authority, Florida, Home Ser 1989 A ............ 10.00      10/01/03         85,108
    46,985  New Hampshire Housing Finance Authority, Residential 1983 Ser B ...............  0.00      01/01/15      9,862,621
     2,000  Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT) ...................  6.10      09/01/28      1,957,340
     2,260  Virginia Housing Development Authority, 1992 Ser A ............................  7.10      01/01/22      2,310,240
 ---------                                                                                                        ------------
    56,830                                                                                                          19,656,754
 ---------                                                                                                        ------------
            Nursing & Health Related Facilities Revenue (16.7%)
            Escambia County, Florida,
     7,660    Pensacola Care Development Centers Ser 1989 ................................. 10.25      07/01/11      7,629,974
     1,755    Pensacola Care Development Centers Ser 1989 A ............................... 10.25      07/01/11      1,748,120
     1,000  Orange County Health Facilities Authority, Florida, Westminister
              Community Care Services Inc Ser 1999 ........................................  6.75      04/01/34        918,700
     2,455  Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser 1990 .................... 10.25      01/01/20      2,532,504
     1,500  Westside Habilitation Center, Louisiana, Intermediate Care Facility for the
              Mentally Retarded Refg Ser 1993 .............................................  8.375     10/01/13      1,603,455
     1,040  Mount Vernon Industrial Development Agency, New York, Meadowview
              at the Wartburg Civic Facility Ser 1999 .....................................  6.00      06/01/09        994,698
            McCurtain County, Oklahoma,
     4,950    Heartway Corp Ser 1997 A ....................................................  7.00      03/01/19      4,950,000
       835    Heartway Corp Ser 1997 B .................................................... 10.00      03/01/19          8,350
     3,725  Allegheny County Hospital Development Authority, Pennsylvania,
              Allegheny Valley School Ser 1990 ............................................  8.50      02/01/15      3,793,279

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Portfolio of Investments November 30, 1999 (unaudited), continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE          VALUE
-----------                                                                                 ---------- ----------- ---------------
            Kirbyville Health Facilities Develpmenet Authority, Texas,
 $     642    Heartway III Corp Ser 1998 B ...............................................      6.00%     03/20/04   $   616,320
     3,942    Heartway III Corp Ser 1998 A ...............................................     10.00      03/20/18     4,217,243
 ---------                                                                                                           ------------
    29,504                                                                                                            29,012,643
 ---------                                                                                                           ------------
            Recreational Facilities Revenue (6.5%)
     2,000  West Jefferson Amusement & Public Park Authority, Alabama,
              Visionland Ser 1999 ........................................................      6.375     02/01/29     1,593,260
     2,000  Sacramento Financing Authority, California, Convention Center Hotel
              1999 Ser A .................................................................      6.25      01/01/30     1,855,640
     2,000  San Diego County, California, San Diego Natural History Museum COPs ..........      5.70      02/01/28     1,798,040
            Mashantucket (Western) Pequot Tribe, Connecticut,
     1,010    Special 1996 Ser A (a) .....................................................      6.40      09/01/11     1,046,815
     1,000    Special 1997 Ser B (a) .....................................................      5.75      09/01/27       907,970
     2,500  American National Fish & Wildlife Museum District, Missouri,
              Ser 1999 (WI) ..............................................................      7.00      09/01/19     2,429,925
     1,700  Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
              Arch Parking Refg Ser 1997 .................................................      5.875     12/01/12     1,667,785
 ---------                                                                                                           ------------
    12,210                                                                                                            11,299,435
 ---------                                                                                                           ------------
            Retirement & Life Care Facilities Revenue (10.3%)
     1,500  Massachusetts Development Finance Agency, Loomis Communities
              Ser 1999 A .................................................................      5.75      07/01/23     1,294,155
     5,552  Ann Arbor Economic Development Corporation, Michigan, Glacier Hills Inc
              Ser 1989 ...................................................................      8.375     01/15/19     5,840,148
            New Jersey Economic Development Authority,
     1,000    Fellowship Village Refg Ser 1998 A .........................................      5.50      01/01/25       862,140
     1,000    Franciscan Oaks Ser 1997 ...................................................      5.70      10/01/17       872,750
     2,000    United Methodist Homes of New Jersey Ser 1998 ..............................      5.125     07/01/25     1,585,100
     2,000  Glen Cove Housing Authority, New York, Mayfair at Glen Cove Ser 1996
              (AMT) ......................................................................      8.25      10/01/26     2,145,900
     3,250  Suffolk County Industrial Development Agency, New York, Jefferson's Ferry
              Ser 1999 (WI) ..............................................................      7.25      11/01/28     3,238,008
     2,100  Vermont Economic Development Authority, Wake Robin Corp Ser 1999 A ...........      6.75      03/01/29     2,031,183
 ---------                                                                                                           ------------
    18,402                                                                                                            17,869,384
 ---------                                                                                                           ------------
            Tax Allocation Revenue (3.8%)
            Crestwood, Illinois,
     3,000    Refg Ser 1994 ..............................................................      7.00      12/01/04     3,124,470
     3,350    Refg Ser 1994 ..............................................................      7.25      12/01/08     3,474,888
 ---------                                                                                                           ------------
     6,350                                                                                                             6,599,358
 ---------                                                                                                           ------------
            Transportation Facilities Revenue (6.0%)
     4,000  Foothill/Eastern Transportation Corridor Agency, California, Ser 1999 .........     0.00      01/15/27     2,050,240
     7,500  E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA) ...................     0.00      09/01/15     2,978,100
     2,000  Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A
              (AMBAC) .....................................................................     5.85      10/01/13     2,048,200
     2,000  Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A
              (MBIA) ......................................................................     5.00      01/01/37     1,672,260
     2,000  Pocahontas Parkway Association, Virginia, Route 895 Connector
              Ser 1998 A ..................................................................     5.50      08/15/28     1,711,320
 ---------                                                                                                           ------------
    17,500                                                                                                            10,460,120
 ---------                                                                                                           ------------


                        See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Portfolio of Investments November 30, 1999 (unaudited), continued


 PRINCIPAL
 AMOUNT IN                                                                              COUPON       MATURITY
 THOUSANDS                                                                               RATE          DATE          VALUE
-----------                                                                           ---------- --------------- ------------
            Water & Sewer Revenue (1.7%)
 $   2,000  Northern Palm Beach County Improvement District, Florida, Water Control
              & Improvement #9A Ser 1996 A ..........................................   7.30%        08/01/27    $  2,107,220
     6,000  Pittsburgh Water & Sewer Authority, Pennsylvania, First Lien 1998 Ser B
              (FGIC) ................................................................   0.00         09/01/30         890,700
 ---------                                                                                                       ------------
     8,000                                                                                                          2,997,920
 ---------                                                                                                       ------------
            Refunded (1.7%)
     2,000  Foothill/Eastern Transportation Corridor Agency, California, Toll Road
              Sr Lien Ser 1995 A ....................................................   0.00         01/01/13+      1,706,420
     1,095  Bridgeview, Illinois, Tax Increment Ser 1995 ............................   9.00         01/01/11+      1,275,993
 ---------                                                                                                       ------------
     3,095                                                                                                          2,982,413
 ---------                                                                                                       ------------
   277,989  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $182,690,355) ..................................    169,186,793
 ---------                                                                                                       ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.8%)
     3,100  Missouri Health & Educational Facilities Authority, Washington University
 ---------    Ser C (Demand 12/01/99) (Identified Cost $3,100,000) ..................   3.75*        09/01/30       3,100,000
                                                                                                                 ------------
 $ 281,089  TOTAL INVESTMENTS (Identified Cost $185,790,355) (b)..............................         99.3%      172,286,793
 =========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...................................          0.7         1,187,451
                                                                                                      -----         ---------
            NET ASSETS .......................................................................        100.0%     $173,474,244
                                                                                                      =====      ============

---------------
AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
WI    Security purchased on a "when-issued" basis.
+     Prerefunded to call date shown.
++    Joint exemption in locations shown.
*     Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of "when-issued" securities.
(a)   Resale is restricted to qualified institutional investors.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,543,826 and the aggregate gross unrealized depreciation is $16,047,388, resulting in net unrealized depreciation of $13,503,562.


Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)


ASSETS:

Investments in securities, at value
  (identified cost $185,790,355)............................   $172,286,793
Cash .......................................................        199,709
Receivable for:
  Interest .................................................      3,923,495
  Investments sold .........................................      3,815,109
Prepaid expenses and other assets ..........................         11,499
                                                               ------------
   TOTAL ASSETS ............................................    180,236,605
                                                               ------------
LIABILITIES:
Payable for:
  Investments purchased ....................................      6,483,698
  Investment advisory fee ..................................         76,340
  Administration fee .......................................         45,804
Accrued expenses and other payables ........................        156,519
                                                               ------------
   TOTAL LIABILITIES .......................................      6,762,361
                                                               ------------
   NET ASSETS ..............................................   $173,474,244
                                                               ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ............................................   $199,718,242
Net unrealized depreciation ................................    (13,503,562)
Accumulated undistributed net investment income ............      3,509,320
Accumulated net realized loss ..............................    (16,249,756)
                                                               ------------
   NET ASSETS ..............................................   $173,474,244
                                                               ============
   NET ASSET VALUE PER SHARE,
   21,084,072 shares outstanding
   (unlimited shares authorized of $.01 par value) .........          $8.23
                                                                      =====


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 1999 (unaudited)


NET INVESTMENT INCOME:

INTEREST INCOME ...............................      $6,923,026
                                                   ------------
EXPENSES

Investment advisory fee .......................         445,251
Administration fee ............................         267,151
Transfer agent fees and expenses ..............          38,110
Professional fees .............................          20,725
Shareholder reports and notices ...............          17,889
Registration fees .............................          16,250
Trustees' fees and expenses ...................           8,663
Custodian fees ................................           4,289
Other .........................................           8,451
                                                   ------------
   TOTAL EXPENSES .............................         826,779

Less: expense offset ..........................          (4,281)
                                                   ------------
   NET EXPENSES ...............................         822,498
                                                   ------------
   NET INVESTMENT INCOME ......................       6,100,528
                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................         214,080
Net change in unrealized depreciation .........      (9,561,007)
                                                   ------------
   NET LOSS ...................................      (9,346,927)
                                                   ------------
NET DECREASE ..................................    $ (3,246,399)
                                                   ============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                     FOR THE SIX         FOR THE YEAR
                                                                     MONTHS ENDED           ENDED
                                                                  NOVEMBER 30, 1999      MAY 31, 1999
                                                                 -------------------   ---------------
                                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................................      $  6,100,528       $ 12,815,065
Net realized gain ............................................           214,080          2,248,027
Net change in unrealized depreciation ........................        (9,561,007)        (4,915,467)
                                                                    ------------       ------------
   NET INCREASE (DECREASE) ...................................        (3,246,399)        10,147,625
                                                                    ------------       ------------
Dividends to shareholders from net investment income .........        (6,431,999)       (12,442,790)
                                                                    ------------       ------------
Net decrease from transactions in shares of beneficial
  interest ...................................................           (47,731)            -
                                                                    ------------       ------------
   NET DECREASE ..............................................        (9,726,129)        (2,295,165)

NET ASSETS:
Beginning of period ..........................................       183,200,373        185,495,538
                                                                    ------------       ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $3,509,320 and $3,840,791, respectively) ..................      $173,474,244       $183,200,373
                                                                    ============       ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Notes to Financial Statements November 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $15,816,383 and $16,564,375, respectively.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At November 30, 1999 the Fund had transfer agent fees and expenses payable of approximately $9,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,987. At November 30, 1999, the Fund had an accrued pension liability of $52,081 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                                                            CAPITAL
                                                                                                            PAID IN
                                                                                           PAR VALUE       EXCESS OF
                                                                              SHARES       OF SHARES       PAR VALUE
                                                                          -------------- ------------- ----------------
Balance, May 31, 1998 and May 31, 1999 ..................................  21,089,872     $210,898      $199,555,075

Treasury shares purchased and retired (weighted average discount 0.00%)*       (5,800)         (58)          (47,673)
                                                                           ----------     --------      ------------
Balance, November 30, 1999 ..............................................  21,084,072     $210,840      $199,507,402
                                                                           ==========     ========      ============

---------------
*  The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At May 31, 1999, the Fund had a net capital loss carryover of approximately $16,464,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

               AMOUNT IN THOUSANDS
------------------------------------------------
      2003          2004             2006
    --------      ---------         -------
    $ 10,521       $5,243            $700
    =========      ======            ====

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

7. DIVIDENDS

The Fund declared the following dividends from net investment income:


      DECLARATION             AMOUNT           RECORD               PAYABLE
         DATE               PER SHARE            DATE                 DATE
------------------------   -----------   ------------------   ------------------
  September 28, 1999         $0.0525     December 3, 1999     December 17, 1999
   December 28, 1999         $0.0525      January 7, 2000      January 21, 2000
   December 28, 1999         $0.0525     February 4, 2000     February 18, 2000
   December 28, 1999         $0.0525       March 3, 2000        March 17, 2000

Morgan Stanley Dean Witter Municipal Income Opportunities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                      FOR THE SIX                         FOR THE YEAR ENDED MAY 31*
                                                      MONTHS ENDED      -----------------------------------------------------------
                                                    NOVEMBER 30, 1999      1999           1998       1997         1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of the period ............      $8.69            $8.80         $8.47       $8.31       $8.53      $8.47
                                                         -------          -------       -------     -------     -------    -------
Income (loss) from investment operations:
 Net investment income ..............................       0.29             0.61          0.60        0.63        0.69       0.68
 Net realized and unrealized gain (loss) ............      (0.44)           (0.13)         0.31        0.16       (0.26)      0.01
                                                         -------          -------       -------     -------     -------    -------
Total income (loss) from investment operations ......      (0.15)            0.48          0.91        0.79        0.43       0.69
                                                         -------          -------       -------     -------     -------    -------
Less dividends from net investment income ...........      (0.31)           (0.59)        (0.58)      (0.63)      (0.65)     (0.63)
                                                         -------          -------       -------     -------     -------    -------
Net asset value, end of period ......................     $ 8.23           $ 8.69        $ 8.80      $ 8.47      $ 8.31     $ 8.53
                                                         =======          =======       =======     =======     =======    =======
Market value, end of period .........................     $8.188           $9.438        $8.688      $ 8.75      $8.875     $ 8.25
                                                         =======          =======       =======     =======     =======    =======
TOTAL RETURN+ .......................................     (10.24)%(1)       15.65%         5.87%       5.82%      15.95%      9.81%

RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................       0.93 %(2)(3)     0.96%(3)      1.04%       1.08%       0.97%      1.04%
Net investment income ...............................       6.85 %(2)        6.89%         6.98%       7.44%       8.24%      8.10%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............   $173,474         $183,200      $185,496    $178,600    $175,294   $179,843
Portfolio turnover rate .............................          9 %             16%           20%         19%          8%         5%


-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.


                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
--------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
--------------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
--------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
--------------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.



MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST


SEMIANNUAL REPORT
November 30, 1999